Note 7 - Stockholders' Equity (Deficit) (Details) - Summary of Warrant Activity (Warrant [Member])	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Warrant [Member]
Note 7 - Stockholders' Equity (Deficit) (Details) - Summary of Warrant Activity [Line Items]
Balance Outstanding	853,937	931,472	624,972
Shares granted	454,457	29,001	306,500
Shares exercised	0	(85,923)
Cancelled		(20,612)
Balance Outstanding	1,228,264	853,937	931,472